Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Weighted-Average Assumptions For Fair Value Of Employee Options Granted

The fair value of each employee option awarded was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted-average assumptions.

	Period from February 25, 2012 through December 31,
	2012	2011	2010
Expected dividend yield	0%	N/A	N/A
Risk-free interest rate	0.55%	N/A	N/A
Expected volatility	79%	N/A	N/A
Expected life (in years)	4.73	N/A	N/A

Schedule Of Stock Option Activity

Stock option activity under the Plan at December 31, 2012 and changes during the period from February 25, 2012 through December 31, 2012 were as follows (there is no activity in prior periods as the options were granted in the fourth quarter of 2012):

	Period from February 25, 2012 through December 31, 2012
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at beginning of year	—	N/A	N/A	N/A
Granted (1)	4,757,302	$1.05	4.48	$—
Exercised	—	N/A	N/A	N/A
Cancelled	—	N/A	N/A	N/A
Options outstanding at end of year	4,757,302	$1.05	4.48	$—
Options vested and expected to vest	4,757,302	$1.05	4.48	$—
Options exercisable at end of year (2)	3,171,535	$1.05	4.48	$—
Price range of options exercised	N/A
Price range of options outstanding	$1.05
Total shares available for future grants at end of year	6,442,970

(1)	The weighted average grant date fair value of the stock options was $0.64.
(2)	The fair value of shares vested during the period from February 25, 2012 through December 31, 2012 was $2.0 million.

Summary Of Stock Options Granted To Executives, Directors, And Non-Executives That Are Vested And Expected To Vest In Periods

The following table summarizes information associated with stock options granted to executives, directors, and non-executives that are vested and expected to vest in future reporting periods:

	Period from February 25, 2012 through December 31, 2012
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Executives	4,467,892	$1.05
Directors	—	N/A
Non-Executives	289,410	$1.05

Total	4,757,302	$1.05	4.48	$—

Summary Of Stock Options Granted To Executives, Directors, And Non-Executives That Are Exercisable

The following table summarizes information associated with stock options granted to executives, directors, and non-executives that are exercisable at December 31, 2012:

	Period from February 25, 2012 through December 31, 2012
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Executives	2,978,595	$1.05
Directors	—	N/A
Non-Executives	192,940	$1.05

Total	3,171,535	$1.05	4.48	$—

Summary Of Nonvested (Restricted) Shares Activity

Summary of Nonvested (Restricted) Shares Activity

	Period from February 25, 2012 through December 31, 2012
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested shares at beginning of year	—	N/A
Granted	2,499,293	$1.05
Vested	1,592,965	$1.05
Cancelled	—	$1.05
Non-vested shares at end of year	906,328	$1.05